JPMorgan Core Plus Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.19%)	(0.52%)	1.29%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.81%	(0.41%)	1.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	0.51%	1.94%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	(1.03%)	0.51%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	(0.21%)	0.89%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.
[2]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.